Income Taxes - Schedule of Components of Deferred Income Tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current deferred tax assets
Accrued expenses	¥ 13,270	¥ 5,108
Advertising expenses carry-forwards	87,600	87,600
Net operating loss carry-forwards	285,018	117,031
Total non-current deferred tax assets	385,888	209,739
Less: valuation allowance	(385,888)	(209,739)
Non-current deferred tax assets, net	0	0
Total non-current deferred tax liabilities	¥ 0	¥ 0